Summary of Identifiable Intangible Assets with Finite Useful Lives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Identifiable intangible assets, Cost Balances - Beginning of the year	$ 35,020	$ 31,422
Accumulated amortization Balances - Beginning of the year	(34,961)	31,382
Carrying value Balances - Beginning of the year	59	40
Accumulated amortization Balances - Beginning of the year	34,961	(31,382)
Additions	609	34
Additions
Additions	609	34
Additions
Recurring amortization expense
Recurring amortization expense	(16)	(20)	$ (20)
Recurring amortization expense	(16)	(20)
Impact of foreign exchange rate changes	(3,218)	3,564
Impact of foreign exchange rate changes	3,191	(3,559)
Impact of foreign exchange rate changes	(27)	5
Accumulated amortization Balances - End of the year	32,411	35,020	31,422
Accumulated amortization Balances - End of the year	(31,786)	(34,961)	31,382
Carrying value Balances - End of the year	$ 625	$ 59	$ 40